WISDOMTREE TRUST

WisdomTree Bianco Total Return Fund

(Ticker Symbol: WTBN)

(the “Fund”)

Supplement dated December 1, 2023 to the currently effective Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for the Fund

The following information supplements, and should be read in conjunction with, the Prospectus and SAI for the Fund:

Shares of the Fund are expected to be listed on NASDAQ and available for purchase through a broker or other financial intermediary on or about December 20, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-WTBN-1223